Exhibit 99.1

World Omni Auto Receivables Trust 2025-C

Monthly Servicer Certificate

June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	815,368,275.43	34,149
Yield Supplement Overcollateralization Amount 05/31/26	49,598,683.79	0
Receivables Balance 05/31/26	864,966,959.22	34,149
Principal Payments	36,210,613.14	899
Defaulted Receivables	2,377,203.24	70
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	46,844,708.73	0
Pool Balance at 06/30/26	779,534,434.11	33,180

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.42%
Prepayment ABS Speed	1.92%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,972,938.54	399
Past Due 61-90 days	3,732,215.84	127
Past Due 91-120 days	1,027,975.05	36
Past Due 121+ days	0.00	0
Total	15,733,129.43	562

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	1,683,448.16
Aggregate Net Losses/(Gains) - June 2026	693,755.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.96%
Prior Net Losses/(Gains) Ratio	0.33%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	1.14%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	7,015,809.91
Actual Overcollateralization	7,015,809.91
Weighted Average Contract Rate	6.33%
Weighted Average Contract Rate, Yield Adjusted	9.32%
Weighted Average Remaining Term	52.81

Flow of Funds	$ Amount
Collections	42,509,105.73
Investment Earnings on Cash Accounts	12,774.03
Servicing Fee	(720,805.80)
Transfer to Collection Account	-
Available Funds	41,801,073.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,568,592.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	10,195,526.84
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,015,809.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,516,211.67

Total Distributions of Available Funds	41,801,073.96

Servicing Fee	720,805.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	808,029,960.95
Principal Paid	35,511,336.75
Note Balance @ 07/15/26	772,518,624.20

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	141,254,834.68
Principal Paid	19,794,596.80
Note Balance @ 07/15/26	121,460,237.88
Note Factor @ 07/15/26	52.1288575%

Class A-2b
Note Balance @ 06/15/26	112,155,126.27
Principal Paid	15,716,739.95
Note Balance @ 07/15/26	96,438,386.32
Note Factor @ 07/15/26	52.1288575%

Class A-3
Note Balance @ 06/15/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	418,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-4
Note Balance @ 06/15/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	81,810,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	36,510,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	18,300,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,773,525.54
Total Principal Paid	35,511,336.75
Total Paid	38,284,862.29

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	493,214.80
Principal Paid	19,794,596.80
Total Paid to A-2a Holders	20,287,811.60

Class A-2b
SOFR Rate	3.59301%
Coupon	3.94301%
Interest Paid	368,523.99
Principal Paid	15,716,739.95
Total Paid to A-2b Holders	16,085,263.94

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2761428
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.1430069
Total Distribution Amount	31.4191497

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.1168017
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	84.9553511
Total A-2a Distribution Amount	87.0721528

A-2b Interest Distribution Amount	1.9920216
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	84.9553511
Total A-2b Distribution Amount	86.9473727

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	287.11
Noteholders' Third Priority Principal Distributable Amount	515.33
Noteholders' Principal Distributable Amount	197.56

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	3,046,305.69
Investment Earnings	8,762.88
Investment Earnings Paid	(8,762.88)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69